Employee Benefit Plans - Net Periodic Benefit (Income) Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Postemployment Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net service cost	$ 43	$ 34	$ 16
Interest cost	3	2	3
Amortization of prior service cost	(5)	(6)	(6)
Actuarial loss (gain)	(1)	(6)	(7)
Defined Benefit Plan Net Periodic Benefit Costs, Subtotal	40	24	6
Defined Benefit Plan, Other Cost (Credit)	0	0	4
Net periodic benefit cost	40	24	10
Postretirement Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	0	1	1
Amortization of prior service cost	(5)	(6)	(14)
Actuarial loss (gain)	1	2	2
Net periodic benefit cost	(4)	(3)	(11)
Pension Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net service cost	7	8	7
Interest cost	81	91	118
Expected return on plan assets	(75)	(92)	(108)
Amortization of prior service cost	1	1	1
Actuarial loss (gain)	(45)	28	85
Net periodic benefit cost	(31)	36	103
U.S. Pension Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net service cost	0	0	0
Interest cost	61	71	90
Expected return on plan assets	(43)	(57)	(72)
Amortization of prior service cost	0	0	0
Actuarial loss (gain)	(29)	28	16
Net periodic benefit cost	(11)	42	34
International Pension Benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Net service cost	7	8	7
Interest cost	20	20	28
Expected return on plan assets	(32)	(35)	(36)
Amortization of prior service cost	1	1	1
Actuarial loss (gain)	(16)	0	69
Net periodic benefit cost	(20)	$ (6)	$ 69
Voluntary lump sum payment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid	130
Voluntary lump sum payment [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Actuarial loss (gain)	(25)
Single premium group annuity contract [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Benefits Paid	$ 190